Inventories, net	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories, net	Inventories, net

	December 31,
($ in millions)	2025	2024
Raw materials	28	25
Work in progress	2	3
Finished goods	96	87
Inventories, gross	126	114
Obsolescence reserve (1)	(10)	(2)
Inventories, net	116	113
(1) As of and for the years ended December 31, 2025, 2024, and 2023, balances and activity related to excess and obsolete inventory reserves were immaterial.